UNION STANDARD RESEARCH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                                     Principal Amount
Issuer                                                 (000 Omitted)      Value
------                                               ----------------     -----
SHORT-TERM OBLIGATION - 98.1%
Short-Term Obligation at Amortized Cost                      50          $50,000

--------------------------------------------------------------------------------
Total Investments                                                        $50,000

OTHER ASSETS, LESS LIABILITIES - 1.9%                                        984
--------------------------------------------------------------------------------
Net Assets - 100.00%                                                     $50,984
================================================================================

See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996

Assets:
  Investments, at value (identified cost, $50,000)                       $50,000
  Cash                                                                       984
  Deferred organization expenses                                          14,381
                                                                         -------
    Total assets                                                         $65,365

Liabilities:
  Accrued expenses and other liabilities                                 $14,381
                                                                         -------
    Total liabilities                                                    $14,381
                                                                         -------
Net assets                                                               $50,984
                                                                         =======

Net assets consists of:
  Paid-in capital                                                        $50,051
  Accumulated undistributed net investment income                            933
                                                                         -------
    Total                                                                $50,984
                                                                         =======
Shares of beneficial interest outstanding                                  5,005
                                                                         =======

Net asset value and redemption price per share (net assets of
  $50,984/5005 shares of beneficial interest outstanding)                $ 10.19
                                                                         =======


See notes to financial statements

STATEMENT OF OPERATIONS
Period Ended September 30, 1996*


Net investment income:
  Interest Income                                                           $933
                                                                            ----

Expenses -                                                                   --
                                                                            ----
  Net investment income and increase in net assets
    from operations                                                         $933
                                                                            ====

* For the period from the commencement of investment operations, November 17, 1995 to September 30, 1996

See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
Period Ended September 30, 1996*


Increase in net assets:
From Operations -
  Net investment income                                                  $   933
                                                                         -------
    Increase in net assets from operations                               $   933
                                                                         -------
Fund share (principal) transactions -
  Net proceeds from sale of shares                                       $50,051
                                                                         -------
    Increase in net assets from Fund share transactions                  $50,051
                                                                         -------
      Total increase in net assets                                       $50,984
                                                                         -------
Net assets:
  At beginning of period                                                 $  --
                                                                         -------
  At end of period (including accumulated undistributed net
    investment income of $933)                                           $50,984
                                                                         =======

* For the period from the commencement of investment operations, November 17, 1995 to September 30, 1996.

See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                 Period Ended
                                                             September 30, 1996*
Per share data (for a share outstanding throughout
  the period):
Net asset value - beginning of period                               $10.00
                                                                    ------

Income from investment operations # -
  Net investment income                                             $ 0.19
                                                                    ------
Net asset value - end of period                                     $10.19
                                                                    ======
Total return                                                         1.90%++

Ratios (to average net assets) / Supplemental data:
  Expenses                                                            --
  Net investment income                                              2.12%+

Portfolio turnover                                                    --

Net assets at end of period (000 Omitted)                           $  51

 * For the period from the commencement of investment operations, November 17, 1995 to September 30, 1996.
 + Annualized.
++ Not annualized.
 # Per share data is based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


(1)  Business and Organization
MFS Union Standard Research Fund (the Fund) is a diversified series of MFS Union Standard Series Trust (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced investment operation on November 17, 1995.

(2)  Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization have been deferred. The organization expenses will be amortized on a straight-line basis over a five-year period beginning on the date of the initial shareholder investment into the Fund.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

(3)  Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of average daily net assets. Under a temporary expense reimbursement agreement with MFS, MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management, distribution and service fees until December 31, 1998. The Fund in turn will pay MFS an expense reimbursement fee not greater than 1.00% of average daily net assets. To the extent that the expense reimbursement fee exceeds the Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. The management fee has not been imposed during the period from November 17, 1995 to September 30, 1996.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC).

Distributor - MFD, a wholly owned subsidiary of MFS, is distributor of the Fund. The Trustees have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The distribution plan provides that the Fund will pay MFD up to 0.25% per annum of the Fund's average daily net assets in order that MFD may pay expenses on behalf of the Fund related to the distribution of shares. This rate has been set at 0.15% for an indefinite period. The distribution fee has not been imposed during the period from November 17, 1995 to September 30, 1996. Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder serving agent. The fee is calculated based on the number of shareholder accounts in the Fund.

(4)  Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Period Ended September 30, 1996*
                                   ---------------------
                                   Shares        Amount
--------------------------------------------------------
Shares sold                        5,005         $50,051
                                   =====         =======

* For the period from the commencement of investment operations, November 17, 1995 to September 30, 1996.